UNIT-BASED AND NONCASH COMPENSATION - SMLP Long-Term Incentive Plan (Details) - SMLP LTIP - Phantom Units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Units
Nonvested units(in shares)	2,105,995	864,124	749,274	691,955
Units granted (in shares)	3,811,301	1,913,099	515,358	371,972
Unit vested (in shares)	(418,999)	(602,617)	(359,016)	(293,222)
Units forfeited (in shares)		(68,611)	(41,492)	(21,431)
Nonvested units(in shares)		2,105,995	864,124	749,274
Weighted-average grant date fair value
Nonvested, Weighted-average grant date fair value, beginning (in dollars per unit)	$ 7.69	$ 17.11	$ 20.07	$ 19.59
Units granted, Weighted-average grant date fair value (in dollars per unit)	$ 0.55	6.48	15.25	22.50
Units vested, Weighted-average grant date fair value (in dollars per unit)		16.78	22.39	24.76
Units forfeited, Weighted-average grant date fair value (in dollars per unit)		12.87	17.27	20.07
Nonvested, Weighted-average grant date fair value, beginning (in dollars per unit)		$ 7.69	$ 17.11	$ 20.07